WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
Warrants
Schedule of warrants assumptions

	For the Years Ended
	December 31,
	2025	2024
Expected Volatility	n/a	35.0%
Expected Term	n/a	3 years
Risk-Free Rate	n/a	2.53% - 3.71%
Dividend Rate	n/a	0.00%

Schedule of warrant activity

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining Life	Intrinsic
	Warrants	Price[1]	In Years	Value
Outstanding, December 31, 2023	5,200	$94.50
Granted	5,200	$94.50
Exercised	—	—
Forfeited/Expired	(2,600)	$94.50
Outstanding, December 31, 2024	7,800	$94.50
Granted	—	—
Exercised	—	—
Forfeited/Expired	(5,200)	$94.50
Outstanding, December 31, 2025	2,600	$94.50	1.1	$—

Exercisable, December 31, 2025	1,517	$94.50	1.1	$—

[1]The exercise prices of the Company’s warrants are denominated in Australian dollars. Accordingly, all weighted-average exercise prices presented in the table below are stated in Australian dollars.